Other Assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

	December 31
	2021	2020
Prepayments

Prepaid expenses	$2,404	$2,560
Input tax from business tax	5,589	1,889
Prepayments to suppliers	2,164	137
	$10,157	$4,586

Other current assets

Temporary payments for commodity tax	$10,839	$10,148
Others	1,111	208
	$11,950	$10,356